Average Annual Total Returns - Retail - Vanguard Limited-Term Tax-Exempt Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	1 Year	5 Years	10 Years	Bloomberg Barclays 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	3.30%	2.12%	1.97%	3.30%	2.12%	1.97%	2.63%	2.02%	1.91%	3.38%	2.21%	2.05%	5.21%	3.91%	4.63%	3.15%	2.16%	2.12%